SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Number of options (in thousands)
Outstanding at December 31, 2013	1,715
Granted	432
Exercised	(425)
Cancelled or forfeited	(17)
Outstanding at June 30, 2014	1,705
Exercisable at June 30, 2014	868
Vested and expected to vest at June 30, 2014	623
Weighted average exercise price (per share)
Outstanding at December 31, 2013	$ 3.47
Granted	$ 11.10
Exercised	$ 1.56
Cancelled or forfeited	$ 7.36
Outstanding at June 30, 2014	$ 5.85
Exercisable at June 30, 2014	$ 2.59
Vested and expected to vest at June 30, 2014	$ 5.64
Weighted-average remaining contractual term (in years)
Outstanding at June 30, 2014	3 years 9 months 15 days
Exercisable at June 30, 2014	2 years 3 months 18 days
Vested and expected to vest at June 30, 2014	3 years 8 months 12 days
Aggregate intrinsic value
Outstanding at June 30, 2014	$ 5,153
Exercisable at June 30, 2014	4,574
Vested and expected to vest at June 30, 2014	$ 5,129